Summary of Significant Accounting Policies (Vaporin Inc) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Advertising expenses	$ 105,177	$ 367,615	$ 2,374,329	$ 2,264,807
Diluted net loss per share not included the effect of stock	1,445,463	278,076
Vaporin Inc [Member]
Cash equivalents			0	0
Accounts receivable, allowance for uncollectable accounts			61,000	0
Impairment charges of intangible assets			0	0
Advertising expenses			$ 983,507	$ 0
Diluted net loss per share not included the effect of stock			1,680,374
Vaporin Inc [Member] | Employee Stock Option [Member]
Diluted net loss per share not included the effect of stock			11,000
Vaporin Inc [Member] | Warrant [Member]
Diluted net loss per share not included the effect of stock			119,374
Vaporin Inc [Member] | Conversion Of Preferred Stock [Member]
Diluted net loss per share not included the effect of stock			1,650,000